Average Annual Total Returns{- Consumer Staples Portfolio} - 02.28 Select Portfolios: Group 2 Consumer Staples Sector Retail PRO-13 - Consumer Staples Portfolio	Consumer Staples Portfolio Return Before Taxes Past 1 year	Consumer Staples Portfolio Return Before Taxes Past 5 years	Consumer Staples Portfolio Return Before Taxes Past 10 years	Consumer Staples Portfolio After Taxes on Distributions Past 1 year	Consumer Staples Portfolio After Taxes on Distributions Past 5 years	Consumer Staples Portfolio After Taxes on Distributions Past 10 years	Consumer Staples Portfolio After Taxes on Distributions and Sales Past 1 year	Consumer Staples Portfolio After Taxes on Distributions and Sales Past 5 years	Consumer Staples Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1506 Past 1 year	F1506 Past 5 years	F1506 Past 10 years
Total	11.57%	7.41%	9.84%	10.67%	5.83%	8.36%	7.38%	5.55%	7.80%	18.40%	15.22%	13.88%	11.03%	9.03%	11.89%